Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Fees	Total Payments
Total	$ 2,000	$ 437	$ 2,437
Entity Level Project [Member]
Total	$ 2,000		2,000
Pioneer Gas Plant [Member]
Total		301	301
Meeker Gas Plant [Member]
Total		$ 136	$ 136